PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposit	$ 64,487	$ 54,830	$ 25,941
Prepaid expenses	105,755	32,471	37,305
Others	8,852	7,138	31,511
Total	$ 179,094	$ 94,439	$ 94,757